DERIVATIVE LIABILITY	6 Months Ended
Nov. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 7 - DERIVATIVE LIABILITY

NOTE 7 - DERIVATIVE LIABILITY

The derivative liability at November 30, 2020 and May 31, 2020 consisted of:

	November 30, 2020		May 31, 2020
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$160,000	$40,000	$53,333
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	145,000	29,000	38,667
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	107,500	21,500	28,667
Convertible note payable issued January 11, 2018, due on January 11, 2019 (AA)	23,167	92,668	23,167	30,889
Convertible note payable issued December 1, 2017, due on demand (BB)	50,000	83,333	50,000	50,000
Convertible note payable issued December 1, 2017, due on demand (CC)	50,000	83,333	50,000	50,000
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	140,000	35,000	46,667
Convertible note payable issued April 4, 2018, due on April 4, 2019 (EE)	37,500	150,000	37,500	50,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (FF)	22,500	90,000	22,500	30,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	34,022	8,506	34,022
Convertible note payable issued December 19, 2018, due on September 19, 2019 (HH)	188,036	744,613	200,000	266,667
Convertible note payable issued February 4, 2019, due on August 4, 2019 (II)	132,007	503,364	170,000	226,667
Convertible note payable issued February 13, 2019, due on November 13, 2019 (JJ)	66,929	267,718	75,000	100,000
Convertible note payable issued November 15, 2018, due on November 15, 2019 (KK)	20,000	80,000	20,000	26,667
Convertible note payable issued November 30, 2018, due on November 30, 2019 (LL)	5,000	20,000	5,000	6,667
Convertible note payable issued December 6, 2018, due on December 6, 2019 (MM)	3,000	12,000	3,000	4,000
Convertible note payable issued December 11, 2018, due on December 11, 2019 (NN)	10,000	40,000	10,000	13,333
Convertible note payable issued June 10, 2019, due on March 10, 2020 (OO)	58,750	235,000	58,750	78,333
Convertible note payable issued September 5, 2019, due on September 5, 2020 (PP)	12,500	50,000	12,500	20,833
Convertible note payable issued October 23, 2019, due on April 23, 2020 (QQ)	—	—	250,000	333,333
Convertible note payable issued August 20, 2020, due on August 20, 2021 (RR)	385,000	770,000	250,000	333,333
Totals	$1,198,395	$3,808,551	$1,121,423	$1,488,745

The above convertible notes contain a variable conversion feature based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts and the remainder to other expense. The increase (decrease) in the fair value of the derivative liability from the respective issuance dates of the notes to the measurement dates is charged (credited) to other expense (income). The fair value of the derivative liability of the notes is measured at the respective issuance dates and quarterly thereafter using the Black Scholes option pricing model.

Assumptions used for the calculations of the derivative liability of the notes at November 30, 2020 include (1) stock price of $0.0002 per share, (2) exercise prices ranging from $0.00004 to $0.001 per share, (3) terms ranging from -0- days to 263 days, (4) expected volatility of 946% and (5) risk free interest rates ranging from 0.08% to 0.11%.

Assumptions used for the calculations of the derivative liability of the notes at May 31, 2020 include (1) stock price of $0.0005 per share, (2) exercise prices ranging from $0.00012 to $0.00018 per share, (3) terms ranging from 0 days to 97 days, (4) expected volatility of 863% and (5) risk free interest rates ranging from 0.13% to 0.14%.

Concentration of Derivative Liability:

The derivative liability relates to convertible notes payable due to:

	November 30, 2020	May 31, 2020

Lender A	$92,668	$30,889
Lender B	979,613	345,000
Lender C	1,273,364	560,000
Lender D	267,718	100,000
Lender E	362,000	151,500
6 other lenders	833,148	301,356

Total	$3,808,511	$1,488,745